Revenue from contracts with customers - Summary of the Assets and Liabilities Related to Contracts with Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Current contract assets	€ 0	€ 0
Total book value	281,783	148,879
Total contract assets	0	0
Liabilities
Current contract liabilities	22,650	9,823
Non-current contract liabilities	202	180
Total contract liabilities	22,852	10,003
Accumulated amortization and impairment
Assets
Total book value	(1,121)	0
Accumulated amortization and impairment | Contract assets
Assets
Total book value	€ 0	€ 0